Summary of Business and Significant Accounting Policies - Revenues and Adjusted EBITDA by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	$ 6,627	$ 6,348
Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	$ 6,627	6,348
As Reported [member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		6,348
Adjusted EBITDA		2,295
As Reported [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		2,712
Adjusted EBITDA		1,091
As Reported [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1,449
Adjusted EBITDA		502
As Reported [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		906
Adjusted EBITDA		373
As Reported [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		674
Adjusted EBITDA		103
As Reported [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		609
Adjusted EBITDA		226
As Reported [member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(2)
Adjustments [member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		0
Adjusted EBITDA		0
Adjustments [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		0
Adjusted EBITDA		0
Adjustments [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(9)
Adjusted EBITDA		(6)
Adjustments [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		9
Adjusted EBITDA		6
Adjustments [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		20
Adjusted EBITDA		0
Adjustments [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		0
Adjusted EBITDA		0
Adjustments [member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(20)
As Revised [Member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		6,348
Adjusted EBITDA		2,295
As Revised [Member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		2,712
Adjusted EBITDA		1,091
As Revised [Member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1,440
Adjusted EBITDA		496
As Revised [Member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		915
Adjusted EBITDA		379
As Revised [Member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		694
Adjusted EBITDA		103
As Revised [Member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		609
Adjusted EBITDA		226
As Revised [Member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		$ (22)